Summary of Significant Accounting Policies (Details Narrative 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Net loss on sale of trading securities			$ (302,116)	$ (818,365)
Unrealized loss related to stock's decline			7,986
Depreciation and amortization			$ 17,262	18,571
Intangible assets, useful life	15 years		15 years
Impairment on equipment				128,245
Modification of equity to derivative warrant liability			$ 114,923
Reclassification of equity to derivative warrant liability			81,802
Modification expense			33,121
fair value on a nonrecurring basis				0
Recorded loss				128,245
Employee stock-based compensation expense	$ 169,641	$ 330,854	$ 417,569	$ 632,413
Outstanding shares	4,754,428		4,644,428	4,536,928
Common Stock
Property, Plant and Equipment [Line Items]
Outstanding shares			4,644,428		14,616,535
WarrantMember
Property, Plant and Equipment [Line Items]
Outstanding shares			14,854,035	14,616,535
Preferred Stock A [Member]
Property, Plant and Equipment [Line Items]
Outstanding shares			1,576,132
Preferred B [Member]
Property, Plant and Equipment [Line Items]
Outstanding shares			9,802,817
Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Outstanding shares				3,901,325
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Outstanding shares			6,621,099
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives			Three to five years
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives			Three to five years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives			Three to five years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives			Three to five years